Other Balance Sheet Accounts (Tables)	12 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents	Cash and cash equivalents consisted of the following:

	As of June 30,
	2021	2020
	(U.S. $ in thousands)
Cash and bank deposits	$739,042	$823,985
Amounts due from third-party credit card processors	5,272	7,076
Commercial paper	149,347	167,248
Money market funds	20,966	439,947
Agency securities	4,600	8,749
U.S. treasury securities	—	5,599
Corporate debt securities	—	27,365
Total cash and cash equivalents	$919,227	$1,479,969

Schedule of prepaid expenses and other current assets	Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2021	2020
	(U.S. $ in thousands)
Prepaid expenses	$36,866	$31,527
Accrued interest income on short-term investments	1,411	3,329
Other receivables	6,149	11,305
Other current assets	3,896	569
Total prepaid expenses and other current assets	$48,322	$46,730

Schedule of current assets held for sale	The major assets classified as held for sale at June 30, 2021 were as follows:

As of June 30, 2021
(U.S. $ in thousands)
Cash and cash equivalents	$9,317
Property and equipment, net	34,092

Schedule of other non-current assets	Other non-current assets consisted of the following:

	As of June 30,
	2021	2020
	(U.S. $ in thousands)
Marketable equity securities	$110,409	$100,187
Non-marketable equity securities	11,750	3,750
Security deposits	4,267	4,873
Restricted cash	11,795	9,174
Other	21,574	6,790
Total other non-current assets	$159,795	$124,774

Schedule of trade and other payables	Trade and other payables consisted of the following:

	As of June 30,
	2021	2020
	(U.S. $ in thousands)
Trade payables	$40,366	$30,738
Accrued expenses	101,940	76,358
Accrued compensation and employee benefits	91,894	72,627
Sales and indirect taxes	10,152	9,009
Customer deposits	8,832	7,897
Other payables	13,313	5,941
Total trade and other payables	$266,497	$202,570

Schedule of current provisions	Current provisions consisted of the following:

	As of June 30,
	2021	2020
	(U.S. $ in thousands)
Employee benefits	$24,690	$14,291
Dilapidation provision	458	—
Total current provisions	$25,148	$14,291

Schedule of non-current provisions	Non-current provisions consisted of the following:

	As of June 30,
	2021	2020
	(U.S. $ in thousands)
Employee benefits	$7,255	$6,036
Dilapidation provision	5,180	3,457
Total non-current provisions	$12,435	$9,493